Note 10 - Employee Benefits - Stock Option Activity (Details)	12 Months Ended
Oct. 31, 2015 $ / shares shares
Balance at October 31, 2014 (in shares) | shares	775,060
Balance at October 31, 2014 (in dollars per share) | $ / shares	$ 3.91
Granted (in shares) | shares	338,122
Granted (in dollars per share) | $ / shares	$ 4.08
Vested (in shares) | shares	(266,993)
Vested (in dollars per share) | $ / shares	$ 3.92
Forfeited (in shares) | shares	(15,372)
Forfeited (in dollars per share) | $ / shares	$ 3.94
Balance at October 31, 2015 (in shares) | shares	830,817
Balance at October 31, 2015 (in dollars per share) | $ / shares	$ 3.98